Environmental Liabilities - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs	2.00%
Reduction of environmental liability due to revaluation adjustment	CAD 9	CAD (23)
Undiscounted environmental liabilities	CAD 224	229
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Reduction of environmental liability due to revaluation adjustment	CAD 10	1
Undiscounted environmental liabilities	66	61
PCB [Member]
Environmental Liabilities [Line Items]
Reduction of environmental liability due to revaluation adjustment	(1)	(24)
Undiscounted environmental liabilities	CAD 158	CAD 168